FAIR VALUE MEASUREMENT (Changes In Level 3 Contingent Consideration Obligations Measured On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Changes in the fair value of contingent consideration, net			$ 8,830
Contingent Consideration Obligations [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at the beginning of the year	2,535		11,365
Acquisition date fair value of contingent consideration related to acquisition	6,125
Changes in the fair value of contingent consideration, net	(1,910)	[1]	(8,830)
Fair value at the end of the year	$ 6,750		$ 2,535

[1]	The fair value of the contingent consideration related to the acquisition of Primaeva was $0 for both years ended December 31, 2012 and 2011. The fair value was based on management's analysis, forecasts and estimates, regarding the probability that the revenues milestone will be achieved until December 31, 2012 and the Company will be required to pay the contingent consideration. The Company recorded in 2011, due to changes in fair value, an income in the amount of $8,956 in the statements of operations under "other expenses (income), net". On December 31, 2012, the revenues milestone was not achieved and no payments to Primaeva's former shareholders were due. The fair value of the contingent consideration related to the acquisition of THB was approximately $0 and $2,535 for the years ended December 31, 2012 and 2011, respectively. The fair value was based on management's analysis, forecasts and estimates, regarding the probability that the revenues milestone will be achieved until May 31, 2013 and the Company will be required to pay the contingent consideration. The Company recorded in 2012 and 2011, due to changes in fair value, an income in the amount of $2,535 and expenses of $126, respectively, in the statements of operations under other expenses (income), net. The fair value of the contingent consideration related to the additional investment in RBT was $6,750 as of December 31, 2012. The Company recorded in 2012 due to changes in fair value, expenses of $625 in the statements of operations under other expenses (income), net.